Interest Expense	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Interest Expense
10	INTEREST EXPENSE

	2018	2017	2016
	RMB	RMB	RMB
Interest on
Bank loans	2,044	1,569	891
Other loans	16,037	17,394	19,910
Accretion expense (Note 33)	5,678	5,453	5,126
Less: Amounts capitalized	(1,407)	(2,008)	(2,579)

	22,352	22,408	23,348

Amounts capitalized are borrowing costs that are attributable to the construction of a qualifying asset. The average interest rate used to capitalize such general borrowing cost was 4.28% per annum for the year ended December 31, 2018 (2017: 4.28% per annum, 2016: 4.28% per annum).